UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-06566
                                                     ---------

                           Phoenix Multi-Series Trust
        -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               56 Prospect Street
                               Hartford, CT 06115
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               (Address of principal executive offices) (Zip code)

                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
        -----------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (302) 791-3197
                                                           --------------

                    Date of fiscal year end: October 31, 2004
                                             ----------------

                     Date of reporting period: July 31, 2004
                                               -------------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME FUND


                    SCHEDULE OF INVESTMENTS AT JULY 31, 2004
                                   (UNAUDITED)


                                        STANDARD     PAR
                                        & POOR'S    VALUE
                                         RATING     (000)          VALUE ($)
                                        --------    -----       ------------

AGENCY MORTGAGE-BACKED SECURITIES--5.8%
Fannie Mae 5%, 3/1/34                      AAA      3,405          3,330,369
Fannie Mae 5.50%, 6/1/34                   AAA      1,998          2,005,902
Fannie Mae 5.50%, 6/1/34                   AAA      2,990          3,002,201
----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $8,322,855)                                       8,338,472
----------------------------------------------------------------------------

MUNICIPAL BONDS--1.7%

FLORIDA--1.5%
University of Miami Exchangeable
   Revenue Taxable Series A 7.65%,
   4/1/20(d)                               AAA      2,000          2,151,620

SOUTH DAKOTA--0.2%
South Dakota Educational
   Enhancement Funding Corp.
   Revenue Taxable Series A 6.72%, 6/1/25  BBB        325            300,868
----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $2,326,316)                                       2,452,488
----------------------------------------------------------------------------
ASSET-BACKED SECURITIES--3.0%

Green Tree Financial Corp. 96-10,
   M1 7.24%, 11/15/28                      BBB      1,000            917,656
Green Tree Financial Corp. 97-4, M1
   7.22%, 2/15/29                          BBB-     1,500          1,048,125
Litigation Settlement Monetized Fee
   Trust 02-5A, A 144A 6%, 10/25/32(b)     Baa(c)   1,050            987,029
Pennant CBO Ltd. 1A, D 144A
   13.43%, 3/14/11(b) (k) (m) (n)          Ca(c)    2,278          1,366,571
----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $5,261,027)                                       4,319,381
----------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--53.1%

AEROSPACE & DEFENSE--0.4%
L-3 Communications Corp. 6.125%,
   1/15/14                                 BB-        550            533,500

AIRLINES--0.6%
American Airlines, Inc. Series 01-1
   6.977%, 5/23/21                         BBB-       997            881,478

APPAREL, ACCESSORIES & LUXURY GOODS--0.4%
Phillips Van-Heusen Corp. 144A
   7.25%, 2/15/11(b)                       BB-        500            512,500

AUTO PARTS & EQUIPMENT--1.5%
American Axle & Manufacturing, Inc.
   5.25%, 2/11/14                          BBB        500            488,114
ArvinMeritor, Inc. 8.75%, 3/1/12           BB+        510            553,350
Dana Corp. 6.50%, 3/1/09                   BB       1,000          1,055,000
                                                                ------------
                                                                   2,096,464
                                                                ------------

AUTOMOBILE MANUFACTURERS--1.4%
DaimlerChrysler NA Holding Corp.
   6.50%, 11/15/13                         BBB        425            443,438
General Motors Corp. 7.125%, 7/15/13(j)    BBB      1,525          1,567,492
                                                                ------------
                                                                   2,010,930
                                                                ------------

BROADCASTING & CABLE TV--1.9%
Comcast Cable Communications,
   Inc. 6.75%, 1/30/11                     BBB      1,000          1,090,696
Insight Midwest L.P./Insight Capital,
   Inc. 10.50%, 11/1/10                    B+         500            536,250
PanAmSat Corp. 144A 9%,
   8/15/14(b) (o)                          B+         550            550,000
Young Broadcasting, Inc. 8.75%, 1/15/14    CCC+       500            477,500
                                                                ------------
                                                                   2,654,446
                                                                ------------

CASINOS & GAMING--3.3%
Argosy Gaming Co. 144A 7%, 1/15/14(b)      B+       1,000          1,001,250
Harrah's Operating Co., Inc. 144A
   5.50%, 7/1/10(b)                        BBB-     1,250          1,252,222
Herbst Gaming, Inc. 144A 8.125%,
   6/1/12(b)                               B-         500            495,000
Mohegan Tribal Gaming Authority
   W.I. 144A 7.125%, 8/15/14(b) (o)        Ba(c)      500            508,750
Penn National Gaming, Inc. 144A
   6.875%, 12/1/11(b)                      B          490            488,775
Pinnacle Entertainment, Inc. 8.75%,
   10/1/13                                 CCC+       500            500,000

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME FUND

River Rock Entertainment Authority
   9.75%, 11/1/11                          B+         250            273,750
Seneca Gaming Corp. 144A 7.25%, 5/1/12(b)  BB-        250            250,625
                                                                ------------
                                                                   4,770,372
                                                                ------------

COMMODITY CHEMICALS--1.1%
Equistar Chemicals LP/Equistar
   Funding Corp. 10.625%, 5/1/11           B+         500            557,500
Lyondell Chemical Co. 9.50%,
   12/15/08                                B+       1,000          1,051,250
                                                                ------------
                                                                   1,608,750
                                                                ------------

CONSUMER FINANCE--1.8%
Capital One Bank 6.50%, 6/13/13            BB+        500            523,192
Ford Motor Credit Co. 7.25%,
   10/25/11(j)                             BBB-     1,500          1,579,739
General Motors Acceptance Corp.
   6.875%, 9/15/11                         BBB        500            514,001
                                                                ------------
                                                                   2,616,932
                                                                ------------

DATA PROCESSING & OUTSOURCED SERVICES--0.4%
Iron Mountain, Inc. 7.75%, 1/15/15         B          500            513,750

DEPARTMENT STORES--0.8%
Penney (J.C.) Co., Inc. 9%, 8/1/12         BB+      1,000          1,207,500

DISTRIBUTORS--0.4%
Adesa, Inc. 7.625%, 6/15/12                B+         500            511,875

DIVERSIFIED COMMERCIAL SERVICES--1.9%
Concentra Operating Corp. 144A
   9.125%, 6/1/12(b)                       B-         500            537,500
Mobile Mini, Inc. 9.50%, 7/1/13            BB-      1,500          1,650,000
United Rentals North America, Inc.
   7.75%, 11/15/13                         B+         575            559,187
                                                                ------------
                                                                   2,746,687
                                                                ------------

DIVERSIFIED METALS & MINING--0.5%
Freeport-McMoRan Copper & Gold,
   Inc. 10.125%, 2/1/10                    B          675            752,625

DRUG RETAIL--0.5%
NeighborCare, Inc. 6.875%, 11/15/13        B+         750            780,000

ELECTRIC UTILITIES--2.6%
Centerpoint Energy, Inc. Series B
   6.85%, 6/1/15                           BBB-       250            267,103
Midwest Generation LLC 144A
   8.75%, 5/1/34(b)                        B-       1,000          1,065,000
MSW Energy Holdings LLC/MSW
   Energy Finance Co., Inc. 8.50%,
   9/1/10                                  BB         250            268,750
MWS Energy Holdings II LLC/MSW
   Energy Finance Co. II, Inc. Series B
   7.375%, 9/1/10                          BB-        900            922,500
PPL Capital Funding Trust I Series A
   4.33%, 3/1/09                           BBB-     1,250          1,219,320
                                                                ------------
                                                                   3,742,673
                                                                ------------

ELECTRONIC EQUIPMENT MANUFACTURERS--0.4%
Itron, Inc. 144A 7.75%, 5/15/12(b)         B          500            503,750

FOOD RETAIL--0.5%
Winn-Dixie Stores, Inc. 8.875%, 4/1/08     B          750            697,500

GAS UTILITIES--1.1%
AmeriGas Partners LP/AmeriGas
   Eagle Finance Corp. Series B
   8.875%, 5/20/11                         BB-      1,000          1,092,500
Suburban Propane Partners
   LP/Suburban Energy Finance Corp.
   6.875%, 12/15/13                        B          500            497,500
                                                                ------------
                                                                   1,590,000
                                                                ------------

HEALTH CARE DISTRIBUTORS--1.1%
AmerisourceBergen Corp. 8.125%, 9/1/08     BB       1,000          1,092,500
Omnicare, Inc. 6.125%, 6/1/13              BB+        500            477,500
                                                                ------------
                                                                   1,570,000
                                                                ------------

HEALTH CARE EQUIPMENT--0.8%
Fisher Scientific International, Inc.
   144A 6.75%, 8/15/14(b) (o)              BB+      1,100          1,104,125

HEALTH CARE FACILITIES--1.1%
IASIS Healthcare LLC/IASIS Capital Corp.
   144A 8.75%, 6/15/14(b)                  B-         500            522,500
Service Corporation International
   6%, 12/15/05                            BB          24             24,600
Service Corporation International
   7.20%, 6/1/06                           BB         700            735,000
Tenet Healthcare Corp. 144A 9.875%,
   7/1/14(b)                               B-         300            313,125
                                                                ------------
                                                                   1,595,225
                                                                ------------

HEALTH CARE SERVICES--0.5%
Laboratory Corp. of America Holdings
   5.50%, 2/1/13                           BBB        750            763,481

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME FUND

HOMEBUILDING--1.8%
K. Hovnanian Enterprises 6.375%, 12/15/14  BB       1,000            940,000
KB Home & Broad Home Corp.
   144A 6.375%, 8/15/11(b)                 BB+      1,000          1,002,500
WCI Communities, Inc. 9.125%, 5/1/12       B          550            596,750
                                                                ------------
                                                                   2,539,250
                                                                ------------

Hotels, Resorts & Cruise Lines--0.9%
Royal Caribbean Cruises Ltd.
   6.875%, 12/1/13                         BB+      1,250          1,267,188

INTEGRATED TELECOMMUNICATION SERVICES--0.8%
Qwest Corp. 144A
   9.125%, 3/15/12(b)                      BB-      1,000          1,105,000

INVESTMENT BANKING & BROKERAGE--0.4%
Morgan Stanley 4.75%, 4/1/14               A          600            561,515

LEISURE FACILITIES--0.6%
Six Flags, Inc. 9.625%, 6/1/14             B-       1,000            932,500

MANAGED HEALTH CARE--1.2%
Coventry Health Care, Inc.
   8.125%, 2/15/12                         BBB-     1,500          1,672,500

MARINE--0.2%
Horizon Lines LLC 144A
   9%, 11/1/12(b)                          B-         250            260,625

METAL & GLASS CONTAINERS--1.2%
Ball Corp. 6.875%, 12/15/12                BB       1,625          1,667,656

MULTI-UTILITIES & UNREGULATED POWER--1.9%
AES Corp. (The) 144A 8.75%, 5/15/13(b)     B+       1,750          1,920,625
Reliant Energy, Inc. 9.25%, 7/15/10        B          750            802,500
                                                                ------------
                                                                   2,723,125
                                                                ------------

OIL & GAS EXPLORATION & PRODUCTION--4.0%
Chesapeake Energy Corp.
   8.125%, 4/1/11                          BB-        500            548,750
Chesapeake Energy Corp.
   6.875%, 1/15/16                         BB-        500            495,000
Chesapeake Energy Corp. 144A
   7.50%, 6/15/14(b)                       BB-        250            264,375
Denbury Resources, Inc. 7.50%, 4/1/13      B          600            618,000
Magnum Hunter Resources, Inc.
   9.60%, 3/15/12                          B+       1,045          1,159,950
Pemex Project Funding Master Trust
   9.125%, 10/13/10                        BBB-       500            581,250
Pemex Project Funding Master Trust 144A
   2.82%, 6/15/10(b) (d)                   BBB-     1,500          1,522,500
Swift Energy Co. 7.625%, 7/15/11           BB-        500            513,750
                                                                ------------
                                                                   5,703,575
                                                                ------------

OIL & GAS REFINING, MARKETING & TRANSPORTATION--2.5%
Pacific Energy Partners LP/Pacific
   Energy Finance Corp. 144A
   7.125%, 6/15/14(b)                      BB       1,075          1,112,625
Premcor Refining Group, Inc. (The)
   9.25%, 2/1/10                           BB-        750            847,500
Tesoro Petroleum Corp. 8%, 4/15/08         BBB-       500            542,500
Williams Cos., Inc. (The) 8.625%, 6/1/10   B+       1,000          1,127,500
                                                                ------------
                                                                   3,630,125
                                                                ------------

OTHER DIVERSIFIED FINANCIAL SERVICES--1.7%
American Honda Finance Corp. 144A
   4.50%, 5/26/09(b)                       A+         500            504,741
American Real Estate Partners
   LP/American Real Estate Finance Corp.
   144A 8.125%, 6/1/12(b)                  BB       1,000          1,030,000
Glencore Funding LLC 144A 6%, 4/15/14(b)   BBB      1,000            941,385
                                                                ------------
                                                                   2,476,126
                                                                ------------

PACKAGED FOODS & MEATS--1.5%
Del Monte Corp. 8.625%, 12/15/12           B          500            547,500
PPC Escrow Corp. 9.25%, 11/15/13           B+       1,500          1,620,000
                                                                ------------
                                                                   2,167,500
                                                                ------------

PAPER PACKAGING--0.4%
Jefferson Smurfit Corp. 8.25%, 10/1/12     B          500            536,250

PAPER PRODUCTS--0.3%
Solo Cup Co. 144A 8.50%, 2/15/14(b)        B-         500            462,500

PHOTOGRAPHIC PRODUCTS--0.7%
Eastman Kodak Co. 7.25%, 11/15/13          BBB-     1,000          1,021,144

PUBLISHING & PRINTING--0.8%
Dex Media West LLC/Dex Media West
   Finance Co. Series B 9.875%, 8/15/13    B        1,000          1,132,500

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.5%
EOP Operating LP 4.75%, 3/15/14            BBB+       750            701,018

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME FUND

REITS--2.4%
Centerpoint Properties Trust
   5.25%, 7/15/11                          BBB        500            500,921
Health Care REIT, Inc. 6%, 11/15/13        BBB-     1,000            996,603
HRPT Properties Trust 5.75%, 2/15/14       BBB        500            494,284
iStar Financial, Inc. Series B
   5.70%, 3/1/14                           BB+      1,500          1,451,145
                                                                ------------
                                                                   3,442,953
                                                                ------------

SEMICONDUCTOR EQUIPMENT--0.3%
Amkor Technology, Inc. 7.125%, 3/15/11     B          500            430,000

SPECIALTY STORES--2.7%
Affinity Group, Inc. 144A 9%, 2/15/12(b)   B-         500            520,625
AutoNation, Inc. 9%, 8/1/08                BBB-     1,000          1,135,000
AutoZone, Inc. 5.50%, 11/15/15             BBB+       750            725,168
Hollywood Entertainment Corp.
   9.625%, 3/15/11                         B-         375            431,250
Office Depot, Inc. 6.25%, 8/15/13          BBB-     1,000          1,043,758
                                                                ------------
                                                                   3,855,801
                                                                ------------

THRIFTS & MORTGAGE FINANCE--0.8%
Washington Mutual, Inc. 4.625%, 4/1/14     BBB+     1,250          1,155,969

WIRELESS TELECOMMUNICATION SERVICES--0.5%
Nextel Communications, Inc.
   6.875%, 10/31/13                        BB         750            765,000
----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $74,654,599)                                     75,974,383
----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--6.1%

Amortizing Residential Collateral Net
   Interest Margin Trust 02-9A, A 144A
   7.75%, 12/27/32(b)                      BBB-        97             96,453
Commercial Resecuritization Trust
   01-ABC2, A1 144A 7.17%, 2/21/13(b)      Aaa(c)     820            867,663
Countrywide Net Interest Margin
   04-5N 144A 5.50%, 10/25/35(b) (o)       BBB        394            394,265
Finance America Net Interest Margin
   Trust 04-1, A 144A 5.25%, 6/27/34(b)    BBB+     1,034          1,034,375
Greenwich Capital Commercial Funding Corp.
   03-FL1, L 144A 2.835%, 7/5/18(b) (d)    BBB      1,000            977,422
Greenwich Capital Commercial Funding Corp.
   03-FL1, M 144A 2.835%, 7/5/18(b) (d)    BBB-     1,770          1,698,509
Lehman Brothers Floating Rate Commercial
   Mortgage Trust 02-LLFA, L 144A
   2.611%, 6/14/17(b) (d)                  BBB-     1,000          1,001,490
Paine Webber Mortgage Acceptance Corp.
   00-1, M 7.75%, 9/25/30                  AA(c)      419            418,591
Sharp SP I LLC Net Interest Margin Trust
   04-1N, 144A 7.50%, 12/25/33(b)          BBB+       325            324,642
Structured Asset Securities Corp. Net
   Interest Margin Trust  03-18, XS, A
   144A 7.50%, 5/28/33(b)                  A          415            413,338
Structured Asset Securities Corp. Net
   Interest Margin Trust 03-36, XS 144A
   7.50%, 11/25/33(b)                      A+         412            410,779
Structured Asset Securities Corp. Net
   Interest Margin Trust 03-BC, 1A 144A
   9%, 5/27/33(b)                          BBB-(c)    134            133,639
Vanderbilt Mortgage Finance 02-C, A4
   6.57%, 8/7/24                           AAA      1,000            999,211
----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $8,708,777)                                       8,770,377
----------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--14.9%

BRAZIL--1.1%
Federative Republic of Brazil
   7.309%, 6/29/09(d)                      B+         425            440,406
Federative Republic of Brazil 8%,
   4/15/14                                 B+       1,173          1,106,435
                                                                ------------
                                                                   1,546,841
                                                                ------------

BULGARIA--0.8%
Republic of Bulgaria RegS 8.25%,
   1/15/15                                 BBB-     1,000          1,192,500

COLOMBIA--1.1%
Republic of Colombia 10%, 1/23/12          BB         500            541,250
Republic of Colombia 10.75%, 1/15/13       BB         500            561,250
Republic of Colombia 8.125%, 5/21/24       BB         500            430,000
                                                                ------------
                                                                   1,532,500
                                                                ------------

Costa Rica--0.6%
Republic of Costa Rica 144A
   6.548%, 3/20/14(b)                      BB       1,000            875,000

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME FUND

INDONESIA--0.7%
Republic of Indonesia 144A
   6.75%, 3/10/14(b)                       B        1,000            930,000

MEXICO--0.8%
United Mexican States 7.50%, 1/14/12       BBB-     1,000          1,102,500

NEW ZEALAND--1.3%
Government of New Zealand Series 205
   6.50%, 2/15/05                          AAA      3,000(g)       1,904,175

PANAMA--0.9%
Republic of Panama 9.625%, 2/8/11          BB         500            563,750
Republic of Panama 9.375%, 1/16/23         BB         750            783,750
                                                                ------------
                                                                   1,347,500
                                                                ------------

PERU--0.3%
Republic of Peru 8.375%, 5/3/16            BB         500            477,500

PHILIPPINES--1.0%
Republic of Philippines 8.25%, 1/15/14     BB       1,500          1,473,750

RUSSIA--1.2%
Russian Federation RegS 8.25%, 3/31/10     BB+      1,000          1,077,436
Russian Federation RegS 5%, 3/31/30(d)     BB+        750            689,063
                                                                ------------
                                                                   1,766,499
                                                                ------------

SOUTH AFRICA--1.2%
Republic of South Africa 5.25%, 5/16/13    BBB        500(f)         593,697
Republic of South Africa 6.50%, 6/2/14     BBB        500            513,750
Republic of South Africa Series R151
   12%, 2/28/05                            NR       1,666(h)         271,949
Republic of South Africa Series R152
   12%, 2/28/06                            A(c)     1,667(h)         278,860
                                                                ------------
                                                                   1,658,256
                                                                ------------

TURKEY--1.6%
Republic of Turkey 11.75%, 6/15/10         B+         250            294,375
Republic of Turkey 11.50%, 1/23/12         B+         500            588,750
Republic of Turkey 11%, 1/14/13            B+       1,250          1,446,875
                                                                ------------
                                                                   2,330,000
                                                                ------------

UKRAINE--0.9%
Government of Ukraine 144A
   6.875%, 3/4/11(b)                       B+         300            286,500
Government of Ukraine RegS
   7.65%, 6/11/13                          B+       1,000            963,020
                                                                ------------
                                                                   1,249,520
                                                                ------------

VENEZUELA--1.4%
Republic of Venezuela 5.375%, 8/7/10       B-         500            414,523
Republic of Venezuela 9.25%, 9/15/27       B-       1,750          1,561,000
                                                                ------------
                                                                   1,975,523
----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $20,861,346)                                     21,362,064
----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(l)--14.0%

BRAZIL--0.6%
Cia Brasileira de Bebidas 144A
   8.75%, 9/15/13(b)                       BBB-       835            910,150

CANADA--3.0%
Bombardier, Inc. 144A 6.30%, 5/1/14(b)     BBB-       375            324,244
Cascades, Inc. 7.25%, 2/15/13              BB+        750            768,750
CHC Helicopter Corp. 144A
   7.375%, 5/1/14(b)                       B          685            686,712
Norske Skog Canada Ltd.
   7.375%, 3/1/14                          BB         750            750,000
Nova Chemicals Corp. 6.50%, 1/15/12        BB+        200            200,000
Rogers Cable, Inc. 7.875%, 5/1/12          BBB-     1,000          1,073,055
Rogers Wireless Communications, Inc.
   6.375%, 3/1/14                          BB+        575            539,063
                                                                ------------
                                                                   4,341,824
                                                                ------------

CAYMAN ISLANDS--0.2%
New ASAT Finance Ltd. 144A
   9.25%, 2/1/11(b)                        B          350            337,750

GERMANY--1.2%
Aries Vermoegensverwaltungs GmbH 144A
   9.60%, 10/25/14(b)                      BB+        750            796,875
European Investment Bank 6%, 7/15/05       AAA      1,250(e)         880,581
                                                                ------------
                                                                   1,677,456
                                                                ------------

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME FUND

HONG KONG--0.5%
Hutchison Whampoa International Ltd.
   144A 6.25%, 1/24/14(b)                  A-         750            739,679

IRELAND--1.2%
JSG Funding plc 9.625%, 10/1/12            B        1,500          1,687,500

KAZAKHSTAN--1.8%
Kazkommerts International BV 144A
   8.50%, 4/16/13(b)                       BB-      1,000          1,002,500
Kazkommerts International BV RegS
   10.125%, 5/8/07                         BB-        500            552,500
TuranAlem Finance BV 144A
   7.875%, 6/2/10(b)                       BB-      1,000            990,000
                                                                ------------
                                                                   2,545,000
                                                                ------------

LUXEMBOURG--0.6%
Lighthouse International Co. SA 144A
   8%, 4/30/14(b)                          B          750(f)         869,101

MALAYSIA--0.6%
Malaysia International Shipping Corp.
   Capital Ltd. 144A 6.125%, 7/1/14(b)     BBB+       750            770,630

MEXICO--0.7%
America Movil SA de CV 144A
   5.50%, 3/1/14(b)                        BBB-     1,000            938,363

NORWAY--0.9%
Norske Skogindustrier ASA 144A
   6.125%, 10/15/15(b)                     BBB-     1,250          1,242,273

UNITED STATES--2.7%
Couche-Tard U.S. LP/Couche-Tard
   Finance Corp. 7.50%, 12/15/13           B          335            344,212
Crown European Holdings SA
   10.25%, 3/1/11                          B+       1,500(f)       2,036,179
Petropower I Funding Trust 144A
   7.36%, 2/15/14(b)                       BBB      1,051            998,211
Tyco International Group SA 6%, 11/15/13   BBB        500            521,069
                                                                ------------
                                                                   3,899,671
----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $19,334,494)                                     19,959,397
----------------------------------------------------------------------------

DOMESTIC COMMON STOCKS--0.0%

INTEGRATED TELECOMMUNICATION SERVICES--0.0%
AT&T Latin America Corp. Class A(i)               137,550                963

PAPER PRODUCTS--0.0%
Northampton Pulp LLC(i) (k) (m)                     3,650              7,300
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $756,365)                                             8,263
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.6%
(IDENTIFIED COST $140,225,779)                                   141,184,825
----------------------------------------------------------------------------


                                        STANDARD     PAR
                                        & POOR'S    VALUE
                                         RATING     (000)          VALUE ($)
                                        --------    -----       ------------

SHORT-TERM OBLIGATIONS--1.9%

COMMERCIAL PAPER--1.9%
UBS Finance Delaware LLC 1.32%, 8/2/04     A-1      2,740          2,739,799
----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $2,739,899)                                       2,739,799
----------------------------------------------------------------------------
TOTAL INVESTMENTS--100.5%
(IDENTIFIED COST $142,965,678)                                   143,924,624(a)

Other assets and liabilities, net--(0.5)%                           (753,621)
                                                                ------------
NET ASSETS--100.0%                                              $143,171,003
                                                                ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,293,543 and gross depreciation of $2,641,606 for federal income tax purposes. At July 31, 2004, the aggregate cost of securities for federal income tax purposes was $143,272,687.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, these securities amounted to a value of $42,156,786 or 29.4% of net assets.
(c) As rated by Moody's or Fitch.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e) Par value represents Australian Dollar.
(f) Par value represents Euro.
(g) Par value represents New Zealand Dollar.
(h) Par value represents South African Rand.
(i) Non-income producing.
(j) All or a portion segregated as collateral for a when-issued security and delayed delivery transactions.
(k) Illiquid. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At July 31, 2004, these securities amounted to a value of $1,373,871 or 1.0% of net assets.
(l) Foreign corporate bonds are determined based on the country in which the security is issued. The country at risk, noted in the header, is determined based on a combination of the following criteria: country or incorporation, actual building address, primary exchange on which security is traded, and country in which the greatest percentage of company revenue is generated.
(m) At July 31, 2004, the Fund held the following restricted securities:


                                     Acquisition     Acquisition      Market Value       % of Net
                                        Date             Cost         at 7/31/04         Assets at 7/31/04
                                     -----------     -----------      ------------       -----------------

Pennant CBO Ltd. 1A, D 13.43% 3/14/11                                 $1,366,571         1.0%
   Par 2,000,000                       10/22/99      $1,943,540
   Par   134,300                        9/15/03      $  134,300
   Par   143,318                        3/15/04      $  143,318
Northampton Pulp LLC                   12/30/99      $  348,720       $    7,300         0.0%

At the end of the period, the value of restricted securities amounted to $1,373,817, or 1.0% of net assets. The Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of restricted securities.


(n) Private placement.
(o) This security has a delayed delivery settlement date.

--------------------------------------------------------------------------------

NOTE 1:

At July 31, 2004, the Fund had entered into the following forward currency contract which contractually obligates the Fund to receive currency at the specified date:

                                                                                Net Unrealized
Contract to Receive     In Exchange for     Settlement Date     Value           Appreciation (Depreciation)
-------------------     ---------------     ---------------     -----           ---------------------------
EUR 2,250,000           USD $2,788,470      8/16/04             $(2,707,291)    $81,179

EUR Euro
USD United States Dollar

PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND FUND

                  SCHEDULE OF INVESTMENTS AT JULY 31, 2004
                                (UNAUDITED)

                                                     PAR
                                        MOODY'S     VALUE
                                        RATING      (000)         VALUE ($)
                                        -------     -----       ------------

AGENCY MORTGAGE-BACKED SECURITIES--4.5%

Fannie Mae 5.50%, 1/1/17                   Aaa      1,996          2,055,288
Fannie Mae 6%, 5/1/17                      Aaa        638            666,965
Fannie Mae 5.50%, 8/1/17                   Aaa        631            649,337
Fannie Mae 4.50%, 4/1/18                   Aaa      3,056          3,011,817
Fannie Mae 5%, 4/1/18                      Aaa      3,466          3,496,638
Fannie Mae 4.50%, 4/1/19                   Aaa      4,887          4,813,336
Fannie Mae 6%, 12/1/32                     Aaa        805            827,005
Fannie Mae 5.50%, 2/1/33                   Aaa      2,189          2,202,213
Fannie Mae 5%, 4/1/34                      Aaa      4,842          4,725,657
Fannie Mae 5.50%, 5/1/34                   Aaa      4,957          4,976,023
GNMA 6.50%, '31-'32                        Aaa      2,238          2,343,827
----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $30,000,479)                                     29,768,106
----------------------------------------------------------------------------

MUNICIPAL BONDS--3.0%

CALIFORNIA--1.0%
Fresno County Pension Obligation
   Taxable 6.06%, 8/15/09                  Aaa      1,915          2,057,916
San Bernardino County Financing
   Authority Pension Obligation Revenue
   Taxable 6.87%, 8/1/08                   Aaa        250            276,035
Sonoma County Pension Obligation Revenue
   Taxable Series A 2.43%, 12/1/06         Aaa      2,615          2,575,932
Ventura County Pension Obligation
   Taxable 6.58%, 11/1/06                  Aaa      1,750          1,885,538
                                                                ------------
                                                                   6,795,421
                                                                ------------

CONNECTICUT--0.7%
Mashantucket Western Pequot Tribe
   Special Revenue Taxable Series A
   144A 6.91%, 9/1/12(b)                   Aaa      4,000          4,440,680

DISTRICT OF COLUMBIA--0.0%
American National Red Cross Revenue
   Taxable Series A 6.88%, 11/15/04        Aaa        350            355,008

FLORIDA--0.2%
Collier County Water-Sewer District
   Revenue Taxable Series A
   2.625%, 7/1/07                          Aaa      1,325          1,305,072

MAINE--0.1%
Lewiston Pension Obligation Taxable
   5%, 12/15/06                            Aaa        500            523,220

NEW JERSEY--0.2%
New Jersey Sports & Exposition Authority
   Revenue Taxable Series D 6.50%, 3/1/08  Aaa      1,000          1,083,510

NEW YORK--0.4%
New York State Dormitory Authority
   Revenue Taxable Series B
   3.35%, 12/15/09                         AA(c)    2,500          2,365,375

PENNSYLVANIA--0.2%
Philadelphia Authority for Industrial
   Development Pension Funding Retirement
   Systems Revenue Taxable Series A
   5.69%, 4/15/07                          Aaa      1,000          1,056,370

SOUTH DAKOTA--0.0%
South Dakota Educational Enhancement
   Funding Corp. Revenue Taxable Series A
   6.72%, 6/1/25                           Baa        165            152,283

TEXAS--0.1%
Texas Veterans General Obligation
   Taxable Series A 7.625%, 12/1/06        Aa         695            764,980

WASHINGTON--0.1%
Washington State Housing Trust Fund
   General Obligation Taxable Series T
   5%, 7/1/08                              Aa       1,000          1,038,750
----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $20,051,608)                                     19,880,669
----------------------------------------------------------------------------

ASSET-BACKED SECURITIES--9.4%

AmeriCredit Automobile Receivables
   Trust 04-BM, A4 2.67%, 3/7/11           Aaa      4,700          4,561,938
Asset Backed Securities Corp. Net
   Interest Margin Trust 03-HE6, A2
   144A 7%, 11/27/33(b)                    BB(c)    1,525          1,403,000

PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND FUND

Associates Manufactured Housing
   Pass Through 96-1, A5 7.60%,
   3/15/27                                 Aaa      2,881          2,986,656
Carsx Finance Ltd. 04-AA, B3 144A
   4.73%, 1/15/11(b) (d)                   BB(c)    3,500          3,502,188
Case New Holland Equipment Trust
   03-A, A4B 2.57%, 9/15/09                Aaa      3,000          2,935,001
Condor Auto Receivables Trust 03-A, B
   144A 7%, 12/15/09(b)                    A        3,000          3,028,125
Conseco Finance Securitizations Corp.
   00-6, A4 6.77%, 9/1/32                  A        1,421          1,458,686
Drive Auto Receivables Trust 04-1,
   A3 144A 3.50%, 8/15/08(b)               Aaa      4,000          4,034,531
Drivetime Auto Owner Trust 04-A,
   A3 144A 2.419%, 8/15/08(b) (d)          Aaa      2,000          1,972,500
First International Bank 99-1, A 144A
   2.32%, 5/15/25(b) (d)                   A        1,609            965,133
Green Tree Financial Corp. 96-10,
   M1 7.24%, 11/15/28                      BBB(c)   1,500          1,376,484
Green Tree Financial Corp. 97-4, M1
   7.22%, 2/15/29                          B        4,500          3,144,375
Litigation Settlement Monetized Fee
   Trust 02-5A, A 144A 6%,
   10/25/32(b)                             Baa        735            690,545
Long Beach Auto Receivables Trust
   04-A, A2 2.841%, 7/15/10(d)             Aaa      3,000          2,939,063
Long Grove Collateral Loan
   Obligation Ltd. 04-1A, C 144A
   3.727%, 5/25/16(b) (d)                  Baa      1,600          1,600,000
Long Grove Collateral Loan
   Obligation Ltd. 04-1A, D 144A
   8.077%, 5/25/16(b) (d)                  Ba         500            500,000
M&I Auto Loan Trust 03-1, B 3.45%,
   2/21/11                                 A-(c)    2,500          2,484,788
Mitsubishi Motor Credit of America
   Automobile Trust 02-2, B 4.67%,
   3/15/10                                 Ba       3,693          3,471,791
Nextcard Credit Card Master Note
   Trust 00-1A, B 144A 2.18%,
   12/15/06(b) (d)                         B          882            884,082
Onyx Acceptance Grantor Trust 04-A,
   A4 2.94%, 12/15/10                      Aaa      2,438          2,381,676
Option One Mortgage Securities
   Corp. Net Interest Margin Trust 03-5
   144A 6.90%, 7/26/33(b)                  BBB+(c)  1,384          1,393,474
Residential Asset Mortgage
   Products, Inc. 03-RS5, AI3 2.59%,
   10/25/28                                Aaa      4,000          3,969,385
Residential Asset Mortgage
   Products, Inc. 03-RS6, AI2
   2.39%, 11/25/24                         Aaa      1,000            998,103
Residential Asset Mortgage
   Products, Inc. 03-RS6, AI3
   3.08%, 12/25/28                         Aaa        750            744,052
Residential Asset Mortgage
   Products, Inc. 03-RS7, AI3
   3.68%, 9/25/27                          Aaa      4,000          3,974,943
Residential Asset Mortgage
   Products, Inc. 03-RZ1, AI3
   3.49%, 8/25/29                          AAA(c)   2,000          2,008,738
Saxon Asset Securities Trust
   03-1, AF3 2.92%, 6/25/33                Aaa      2,500          2,493,750
----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $62,294,563)                                     61,903,007
----------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--41.2%

AEROSPACE & DEFENSE--0.1%
Raytheon Co. 4.85%, 1/15/11                Baa      1,000          1,001,496

AGRICULTURAL PRODUCTS--0.1%
Corn Products International, Inc.
   8.25%, 7/15/07                          Ba         500            546,250

AIRLINES--1.1%
American Airlines, Inc. Series
   01-1 6.977%, 5/23/21                    Ba       3,296          2,915,659
JetBlue Airways Corp. Series 04-1
   5.77%, 3/15/08(d)                       Ba       4,000          4,088,760
                                                                ------------
                                                                   7,004,419
                                                                ------------

ALUMINUM--0.2%
Alcoa, Inc. 4.25%, 8/15/07                 A        1,000          1,019,189

AUTO PARTS & EQUIPMENT--0.9%
Dana Corp. 6.50%, 3/1/09                   Ba       3,000          3,165,000
Lear Corp. Series B 7.96%, 5/15/05         Baa      1,000          1,040,733
Meritor Automotive, Inc.
   6.80%, 2/15/09                          Ba       2,000          2,020,000
                                                                ------------
                                                                   6,225,733
                                                                ------------

AUTOMOBILE MANUFACTURERS--0.4%
DaimlerChrysler NA Holding Corp.
   6.40%, 5/15/06                          A          500            526,749
DaimlerChrysler NA Holding Corp.
   4.75%, 1/15/08                          A        1,000          1,016,975

PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND FUND

DaimlerChrysler NA Holding Corp.
   4.05%, 6/4/08                           A        1,000            990,864
                                                                ------------
                                                                   2,534,588
                                                                ------------

BROADCASTING & CABLE TV--1.8%
Clear Channel Communications, Inc.
   4.25%, 5/15/09                          Baa      1,000            977,901
Comcast Cable Communications, Inc.
   8.375%, 5/1/07                          Baa      1,000          1,118,070
Comcast Cable Communications, Inc.
   6.20%, 11/15/08                         Baa      2,000          2,139,630
Cox Communications, Inc.
   3.875%, 10/1/08                         Baa      1,000            980,201
Cox Communications, Inc.
   6.75%, 3/15/11                          Baa      2,000          2,173,272
CSC Holdings, Inc. 7.25%, 7/15/08          B        1,250          1,275,000
DIRECTV Holdings LLC/DIRECTV
   Financing Co., Inc. 8.375%, 3/15/13     B        1,000          1,125,000
Echostar DBS Corp. 4.85%,
   10/1/08(d)                              Ba       1,500          1,567,500
Insight Midwest L.P./Insight
   Capital, Inc. 10.50%, 11/1/10           B          750            804,375
                                                                ------------
                                                                  12,160,949
                                                                ------------

BUILDING PRODUCTS--0.4%
Masco Corp. 4.625%, 8/15/07                Baa      1,125          1,154,886
Nortek Holdings, Inc. 144A
   4.87%, 12/31/10(b) (d)                  B        1,750          1,806,875
                                                                ------------
                                                                   2,961,761
                                                                ------------

CASINOS & GAMING--1.7%
Argosy Gaming Co. 9%, 9/1/11               Ba       1,500          1,672,500
GTECH Holdings Corp. 4.75%, 10/15/10       Baa      1,500          1,482,330
Harrah's Operating Co., Inc.
   7.875%, 12/15/05                        Ba       1,000          1,058,750
Harrah's Operating Co., Inc.
   7.125%, 6/1/07                          Baa        500            537,831
Harrah's Operating Co., Inc. 144A
   5.50%, 7/1/10(b)                        Baa      1,500          1,500,793
MGM Mirage 8.50%, 9/15/10                  Ba         280            310,800
Mirage Resorts, Inc. 6.75%, 8/1/07         Ba       1,500          1,560,000
Mohegan Tribal Gaming Authority
   8.125%, 1/1/06                          Ba         490            527,975
Mohegan Tribal Gaming Authority
   6.375%, 7/15/09                         Ba       1,500          1,516,875
Penn National Gaming, Inc. 144A
   6.875%, 12/1/11(b)                      B          985            982,538
                                                                ------------
                                                                  11,150,392
                                                                ------------

COMMODITY CHEMICALS--0.4%
Equistar Chemicals LP/Equistar
Funding Corp. 10.625%, 5/1/11              B        1,200          1,338,000
Millennium America, Inc. 7%, 11/15/06      B        1,500          1,545,000
                                                                ------------
                                                                   2,883,000
                                                                ------------

COMMUNICATIONS EQUIPMENT--0.3%
Motorola, Inc. 7.625%, 11/15/10            Baa      2,000          2,276,776

COMPUTER HARDWARE--0.3%
Hewlett-Packard Co. 3.625%, 3/15/08(h)     A        2,000          1,986,730

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.2%
AGCO Corp. 9.50%, 5/1/08                   Ba       1,000          1,090,000

CONSUMER FINANCE--3.3%
Capital One Bank 4.25%, 12/1/08            Baa      1,250          1,238,369
Capital One Financial Corp.
   8.75%, 2/1/07                           Baa      2,000          2,222,904
Ford Motor Credit Co. 7.25%,
   10/25/11(h)                             A        3,500          3,680,883
General Electric Capital Corp.
   6.125%, 2/22/11                         Aaa      3,000          3,233,421
General Motors Acceptance Corp.
   2.56%, 7/16/07(d) (h)                   A        2,000          1,998,280
General Motors Acceptance Corp.
   6.875%, 9/15/11                         A        2,000          2,053,134
Household Finance Corp. 4.125%,
   12/15/08                                A        2,000          1,987,132
John Deere Capital Corp. 3.90%,
   1/15/08                                 A        2,500          2,508,993
MBNA Corp. 4.625%, 9/15/08                 Baa      2,300          2,320,459
Southern Capital Corp. 144A 5.70%,
   6/30/22(b)                              Aaa        388            408,462
                                                                ------------
                                                                  21,652,037
                                                                ------------

DATA PROCESSING & OUTSOURCED SERVICES--0.3%
First Data Corp. 5.625%, 11/1/11           A        1,750          1,838,550

DIVERSIFIED BANKS--0.7%
Bank of America Corp. 7.40%, 1/15/11       Aa       3,000          3,419,802
Wells Fargo & Co. 3.125%, 4/1/09           Aa       1,500          1,435,557
                                                                ------------
                                                                   4,855,359
                                                                ------------

PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND FUND

DIVERSIFIED COMMERCIAL SERVICES--0.5%
Harvard University 8.125%, 4/15/07         Aaa      1,000          1,125,400
International Lease Finance Corp.
   4.375%, 11/1/09                         A        1,500          1,485,936
United Rentals North America, Inc.
   7.75%, 11/15/13                         B        1,000            972,500
                                                                ------------
                                                                   3,583,836
                                                                ------------

DIVERSIFIED METALS & MINING--0.2%
Freeport-McMoRan Copper & Gold, Inc.
   10.125%, 2/1/10                         B        1,000          1,115,000

ELECTRIC UTILITIES--3.0%
Commonwealth Edison Co. Series 102
   4.74%, 8/15/10                          A        1,000          1,013,276
Consumers Energy Co. Series H
   4.80%, 2/17/09                          Baa      2,000          2,019,900
Entergy Gulf States, Inc.
   3.60%, 6/1/08                           Baa      3,500          3,411,051
MSW Energy Holdings LLC/MSW Energy
   Finance Co., Inc. 8.50%, 9/1/10         Ba       1,500          1,612,500
MWS Energy Holdings II LLC/MSW Energy
   Finance Co. II, Inc. Series B
   7.375%, 9/1/10                          Ba       1,500          1,537,500
Pacific Gas & Electric Co. 2.30%,
   4/3/06(d)                               Baa      1,900          1,900,914
Pacific Gas & Electric Co. 3.60%,
   3/1/09                                  Baa      2,000          1,946,334
PPL Capital Funding Trust I Series A
   4.33%, 3/1/09                           Baa      4,250          4,141,446
Public Service Co. of Colorado
   Series 14 4.375%, 10/1/08               A        1,800          1,815,853
Public Service Co. of New Mexico
   4.40%, 9/15/08                          Baa        700            701,015
                                                                ------------
                                                                  20,099,789
                                                                ------------

ENVIRONMENTAL SERVICES--0.9%
Allied Waste North America, Inc.
   6.50%, 11/15/10                         Ba       1,200          1,194,000
Allied Waste North America, Inc.
   5.75%, 2/15/11                          Ba       3,000          2,842,500
Waste Management, Inc. 7.125%, 10/1/07     Baa      1,500          1,646,323
                                                                ------------
                                                                   5,682,823
                                                                ------------

FERTILIZERS & AGRICULTURAL CHEMICALS--0.2%
IMC Global, Inc. 10.875%, 8/1/13           B        1,000          1,225,000

FOOD RETAIL--0.6%
Albertson's, Inc. 6.95%, 8/1/09            Baa      1,000          1,096,714
Safeway, Inc. 4.125%, 11/1/08              Baa      2,000          1,972,148
Safeway, Inc. 6.50%, 11/15/08              Baa      1,000          1,073,021
                                                                ------------
                                                                   4,141,883
                                                                ------------

HEALTH CARE DISTRIBUTORS--0.4%
AmerisourceBergen Corp. 8.125%, 9/1/08     Ba         750            819,375
Bergen Brunswig Corp. 7.25%, 6/1/05        BB(c)    1,500          1,552,500
                                                                ------------
                                                                   2,371,875
                                                                ------------

HEALTH CARE EQUIPMENT--0.9%
Fisher Scientific International, Inc.
   144A 6.75%, 8/15/14(b) (i)              Ba       1,800          1,806,750
Hillenbrand Industries, Inc. 4.50%,
   6/15/09                                 A        4,000          4,029,284
                                                                ------------
                                                                   5,836,034
                                                                ------------

HEALTH CARE FACILITIES--1.0%
HCA, Inc. 5.25%, 11/6/08                   Ba       1,000          1,005,022
Manor Care, Inc. 8%, 3/1/08                Ba       2,500          2,828,125
Service Corporation International
   6%, 12/15/05                            B           24             24,600
Service Corporation International
   7.20%, 6/1/06                           B        2,900          3,045,000
                                                                ------------
                                                                   6,902,747
                                                                ------------

HEALTH CARE SERVICES--0.5%
Genesis HealthCare Corp. 144A 8%,
   10/15/13(b)                             B        1,500          1,582,500
Medco Health Solutions, Inc. 7.25%,
   8/15/13                                 Ba       1,000          1,078,200
Quest Diagnostics, Inc. 6.75%, 7/12/06     Baa        500            533,385
                                                                ------------
                                                                   3,194,085
                                                                ------------

HOMEBUILDING--0.9%
Horton (D.R.), Inc. 5%, 1/15/09            Ba         500            500,000
Horton (D.R.), Inc. 9.375%, 3/15/11        Ba       1,500          1,680,000
KB Home & Broad Home Corp. 144A
   6.375%, 8/15/11(b)                      Ba       2,000          2,005,000
Ryland Group, Inc. (The) 8%, 8/15/06       Ba       1,870          2,024,275
                                                                ------------
                                                                   6,209,275
                                                                ------------

HOTELS, RESORTS & CRUISE LINES--0.7%
Carnival Corp. 3.75%, 11/15/07             A        1,500          1,489,803

PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND FUND

Hilton Hotels Corp. 7.625%, 5/15/08        Ba       3,000          3,262,500
                                                                ------------
                                                                   4,752,303
                                                                ------------

HOUSEWARES & SPECIALTIES--0.3%
Newell Rubbermaid, Inc. 4%, 5/1/10         Baa      2,000          1,912,394

INTEGRATED OIL & GAS--0.3%
Conoco Funding Co. 5.45%, 10/15/06         A        1,000          1,048,165
Texaco Capital, Inc. 5.50%, 1/15/09        Aa       1,035          1,095,293
                                                                ------------
                                                                   2,143,458
                                                                ------------

INTEGRATED TELECOMMUNICATION SERVICES--2.2%
AT&T Wireless Services, Inc. 7.875%,
   3/1/11(h)                               Baa      3,650          4,195,098
Qwest Corp. 5.625%, 11/15/08               Ba       1,000            990,000
Sprint Capital Corp. 6%, 1/15/07           Baa      1,000          1,051,737
Sprint Capital Corp. 6.375%, 5/1/09        Baa      4,000          4,274,284
Verizon Communications, Inc. 7.51%,
   4/1/09                                  A        3,500          3,939,408
                                                                ------------
                                                                  14,450,527
                                                                ------------

INVESTMENT BANKING & BROKERAGE--2.0%
Bear Stearns Cos., Inc. (The) 3.25%,
   3/25/09                                 A        2,000          1,907,558
Credit Suisse First Boston USA, Inc.
   3.875%, 1/15/09                         Aa       3,000          2,945,667
Goldman Sachs Group, Inc. 4.125%,
   1/15/08                                 Aa       2,500          2,520,272
Lehman Brothers Holdings, Inc. 4%,
   1/22/08                                 A        1,500          1,503,724
Lehman Brothers Holdings, Inc. 3.60%,
   3/13/09                                 A        2,750          2,664,233
Lehman Brothers Holdings, Inc. 4.375%,
   11/30/10                                A        1,500          1,461,731
                                                                ------------
                                                                  13,003,185
                                                                ------------

IT CONSULTING & OTHER SERVICES--0.2%
Unisys Corp. 6.875%, 3/15/10               Ba       1,430          1,458,600

LEISURE FACILITIES--0.3%
Six Flags, Inc. 9.50%, 2/1/09              B        1,750          1,719,375

LIFE & HEALTH INSURANCE--0.3%
MassMutual Global Funding II 144A
   3.50%, 3/15/10(b)                       Aa       1,750          1,671,310

MANAGED HEALTH CARE--0.5%
Cigna Corp. 7.40%, 5/15/07                 Baa      2,000          2,184,246
Coventry Health Care, Inc. 8.125%,
   2/15/12                                 Ba       1,000          1,115,000
                                                                ------------
                                                                   3,299,246
                                                                ------------

METAL & GLASS CONTAINERS--0.2%
Ball Corp. 6.875%, 12/15/12                Ba       1,100          1,128,875

MOVIES & ENTERTAINMENT--0.5%
Time Warner, Inc. 6.125%, 4/15/06          Baa      1,000          1,047,517
Time Warner, Inc. 6.15%, 5/1/07            Baa      2,000          2,121,888
                                                                ------------
                                                                   3,169,405
                                                                ------------

MULTI-LINE INSURANCE--0.3%
ASIF Global Financing XXIII 144A
   3.90%, 10/22/08(b)                      Aaa      2,000          1,990,704

MULTI-UTILITIES & UNREGULATED POWER--0.2%
Reliant Energy, Inc. 9.25%, 7/15/10        B        1,500          1,605,000

OFFICE SERVICES & SUPPLIES--0.1%
Williams Scotsman, Inc. 10%, 8/15/08       B          750            817,500

OIL & GAS EQUIPMENT & SERVICES--0.4%
Halliburton Co. 5.50%, 10/15/10            Baa      2,500          2,548,120

OIL & GAS EXPLORATION & PRODUCTION--1.7%
Chesapeake Energy Corp. 8.125%, 4/1/11     Ba       2,500          2,743,750
Denbury Resources, Inc. 7.50%, 4/1/13      B        1,000          1,030,000
Forest Oil Corp. 8%, 12/15/11              Ba       1,875          2,048,437
Magnum Hunter Resources, Inc. 9.60%,
   3/15/12                                 B          450            499,500
Pemex Project Funding Master Trust
   6.125%, 8/15/08                         Baa      1,000          1,035,000
Pemex Project Funding Master Trust
   144A 2.82%, 6/15/10(b) (d)              Baa      3,500          3,543,750
Pemex Project Funding Master Trust
   RegS 6.625%, 4/4/10                     Baa        500(g)         639,222
                                                                ------------
                                                                  11,539,659
                                                                ------------

OIL & GAS REFINING, MARKETING & TRANSPORTATION--1.6%
GulfTerra Energy Partners LP Series B
   8.50%, 6/1/10                           B        1,259          1,384,900
Premcor Refining Group, Inc. (The)
   9.25%, 2/1/10                           Ba       2,000          2,260,000
Premcor Refining Group, Inc. (The)
   6.125%, 5/1/11                          Ba       1,300          1,313,000
Tesoro Petroleum Corp. 8%, 4/15/08         Ba         750            813,750
Valero Energy Corp. 6.125%, 4/15/07        Baa      1,700          1,805,592

PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND FUND

Valero Energy Corp. 3.50%, 4/1/09          Baa      1,500          1,434,896
Williams Cos., Inc. (The) 8.625%,
   6/1/10                                  B        1,500          1,691,250
                                                                ------------
                                                                  10,703,388
                                                                ------------

OTHER DIVERSIFIED FINANCIAL SERVICES--1.0%
American Honda Finance Corp. 144A
   4.50%, 5/26/09(b)                       A        3,000          3,025,197
New York Life Global Funding 144A
   3.875%, 1/15/09(b)                      Aa       2,000          1,979,674
Principal Life Global Funding I 144A
   4.40%, 10/1/10(b)                       Aa       1,500          1,490,031
                                                                ------------
                                                                   6,494,902
                                                                ------------

PACKAGED FOODS & MEATS--0.1%
Campbell Soup Co. 5.50%, 3/15/07           A          500            525,209

PAPER PACKAGING--0.7%
Jefferson Smurfit Corp. 8.25%, 10/1/12     B        1,450          1,555,125
Packaging Corporation of America
   4.375%, 8/1/08                          Ba       3,000          2,982,102
                                                                ------------
                                                                   4,537,227
                                                                ------------

PAPER PRODUCTS--1.5%
Bowater, Inc. 4.52%, 3/15/10(d)            Ba       4,850          4,898,500
Georgia-Pacific Corp. 7.375%, 7/15/08      Ba       1,100          1,188,000
International Paper Co. 3.80%, 4/1/08      Baa      2,000          1,982,536
International Paper Co. 4.25%, 1/15/09     Baa      2,000          1,974,460
                                                                ------------
                                                                  10,043,496
                                                                ------------

PHOTOGRAPHIC PRODUCTS--0.1%
Eastman Kodak Co. 3.625%, 5/15/08          Baa      1,000            943,689

PROPERTY & CASUALTY INSURANCE--0.6%
Berkley (WR) Corp. 5.125%, 9/30/10         Baa      1,000          1,006,109
Berkshire Hathaway Finance Corp.
   4.20%, 12/15/10                         Aaa      3,000          2,962,116
                                                                ------------
                                                                   3,968,225
                                                                ------------

PUBLISHING & PRINTING--0.4%
Dex Media West LLC/Dex Media West
   Finance Co. Series B 8.50%, 8/15/10     B        2,400          2,640,000

REGIONAL BANKS--0.2%
PNC Funding Corp. 5.75%, 8/1/06            A          400            419,514
Popular North America, Inc.
   3.875%, 10/1/08                         A        1,000            983,723
                                                                ------------
                                                                   1,403,237
                                                                ------------

RESTAURANTS--1.0%
Yum! Brands, Inc. 7.65%, 5/15/08           Baa      2,000          2,243,448
Yum! Brands, Inc. 7.70%, 7/1/12            Baa      4,000          4,614,736
                                                                ------------
                                                                   6,858,184
                                                                ------------

SOFT DRINKS--0.2%
Coca-Cola Enterprises, Inc. 4.375%,
   9/15/09                                 A        1,000          1,006,145

SPECIALIZED FINANCE--0.5%
CIT Group, Inc. 4.75%, 12/15/10            A        3,500          3,474,569

SPECIALTY STORES--0.6%
AutoNation, Inc. 9%, 8/1/08                Ba       3,000          3,405,000
Hollywood Entertainment Corp.
   9.625%, 3/15/11                         B          500            575,000
                                                                ------------
                                                                   3,980,000
                                                                ------------

THRIFTS & MORTGAGE FINANCE--0.8%
Countrywide Home Loans 5.625%, 7/15/09     A        4,000          4,198,552
Golden West Financial Corp.
   4.125%, 8/15/07                         A        1,000          1,016,084
                                                                ------------
                                                                   5,214,636
                                                                ------------

TOBACCO--0.2%
Altria Group, Inc. 5.625%, 11/4/08         Baa      1,500          1,517,796

WIRELESS TELECOMMUNICATION SERVICES--0.2%
Nextel Communications, Inc. 6.875%,
   10/31/13                                Ba       1,000          1,020,000
----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $272,073,181)                                   273,089,940
----------------------------------------------------------------------------


                                                     PAR
                                        MOODY'S     VALUE
                                        RATING      (000)         VALUE ($)
                                        -------     -----       ------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--19.1%

American Business Financial
   Services Mortgage Loan Trust 02-2,
   A3 4.76%, 6/15/21                       Aaa         50             49,531
Ameriquest Finance Net Interest
   Margin Trust 03-N9A, 144A
   7.385%, 10/25/33(b)                     BBB(c)     691            695,179

PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND FUND

Ameriquest Finance Net Interest
   Margin Trust 04-RN4, A 4.60%,
   10/25/33                                BBB+(c)  4,000          3,995,000
Amortizing Residential Collateral
   Net Interest Margin Trust 02-9A, A
   144A 7.75%, 12/27/32(b)                 Baa        146            144,679
Bank of America Mortgage Securities
   03-C, 1A1 3.334%, 4/25/33(d)            Aaa      1,501          1,496,148
Bear Stearns Commercial Mortgage
   04-ESA, C 144A 4.937%, 5/14/16(b)       Aa       5,000          5,046,875
Bear Stearns Structured Products Inc.
   04-5, A P.O. 144A 0%, 2/25/34(b)        Baa      4,493          4,186,684
Bear Stearns Structured Products, Inc.
   03-2, A P.O. 144A 0%, 6/25/29(b)        Baa      2,299          2,115,827
Bear Stearns Structured Products, Inc.
   04-6 0%, 2/25/34                        Baa      4,810          4,441,906
Chase Mortgage Finance Corp. 04-S1,
   M 5.098%, 2/25/19(d)                    AA(c)    2,423          2,393,270
Citifinancial Mortgage Securities, Inc.
   04-1, AF2 2.645%, 4/25/34(d)            Aaa      4,750          4,591,262
Commercial Mortgage Acceptance Corp.
   99-C1, A2 7.03%, 6/15/31                Aaa        300            333,680
Commercial Resecuritization Trust
   01-ABC2, A1 144A 7.17%, 2/21/13(b)      Aaa      2,250          2,380,781
Countrywide Net Interest Margin 04-5N
   144A 5.50%, 10/25/35(b) (i)             BBB(c)   1,970          1,971,326
CS First Boston Mortgage Securities
   Corp.  04-1, 1A1 5.75%, 2/25/34         Aaa      7,897          8,104,688
CS First Boston Mortgage Securities
   Corp. 01-CK1, A2 6.25%, 12/16/35        Aaa        475            507,611
CS First Boston Mortgage Securities
   Corp. 97-C2, B 6.72%, 1/17/35           Aaa      3,500          3,792,820
Deutsche Mortgage Securities, Inc.
   04-1, 3A3 3.69%, 12/25/33               Aaa      2,500          2,441,406
DLJ Commercial Mortgage Corp. 98-CF2,
   A1B 6.24%, 11/12/31                     Aaa        145            156,093
DLJ Mortgage Acceptance Corp. 96-CF2,
   A2 144A 7.28%, 11/12/21(b)              AAA(c)   2,000          2,084,564
DLJ Mortgage Acceptance Corp. 97-CF2,
   B2TB 144A 6.99%, 10/15/30(b)            Baa        101            101,007
First Plus Home Loan Trust 97-3, M2
   7.52%, 11/10/23                         A(c)       199            199,000
First Union Residential Securitization
   Transactions, Inc. 98-A, SA4 7%,
   4/25/25                                 AAA(c)     143            142,485
GMAC Commercial Mortgage Securities,
   Inc. 97-C2, A3 6.566%, 4/15/29          Aaa      3,000          3,217,970
GMAC Mortgage Corp Loan Trust, 03-HE2,
   A2 3.14%, 6/25/25                       Aaa      2,500          2,502,373
GMAC Mortgage Corp. Loan Trust 02-J6,
   A17 6.25%, 10/25/32                     Aaa      2,879          2,917,779
GMAC Mortgage Corp. Loan Trust 03-GH2,
   A2 3.69%, 8/25/24                       Aaa      3,000          2,989,376
Greenwich Capital Commercial Funding
   Corp. 03-FL1, L 144A 2.835%,
   7/5/18(b) (d)                           BBB(c)   4,613          4,508,749
Greenwich Capital Commercial Funding
   Corp. 03-FL1, M 144A 2.835%,
   7/5/18(b) (d)                           BBB-(c)  5,350          5,133,910
GS Mortgage Securities Corp. II 99-C1,
   A2 6.11%, 11/18/30(d)                   Aaa        265            282,782
Home Equity Asset Trust  02-5N, A 144A
   8%, 6/27/33(b)                          BBB(c)     561            565,109
Home Equity Asset Trust 03-6N, A 144A
   6.50%, 3/27/34(b)                       A-(c)      887            889,484
Home Equity Asset Trust 03-8N, A 144A
   5%, 5/27/34(b)                          A-(c)    2,668          2,661,658
Homestar Net Interest Margin Trust
   04-3, A1 144A 5.50%, 5/25/09(b)         NR       2,804          2,804,102
J. E. Robert Co., Inc. 02-1A, I 144A
   5.34%, 10/10/32(b)                      BBB-(c)    542            542,347
J.P. Morgan Chase Commercial Mortgage
   Securities Corp. 01-CIBC, A3 6.26%,
   3/15/33                                 AAA(c)     500            542,045
Lehman Brothers Floating Rate
   Commercial Mortgage Trust 02-LLFA,
   L 144A 2.78%, 6/14/17(b) (d)            BBB-(c)  5,000          5,007,450
Master Asset Securitization Trust
   Alternative Loans Trust 02-3, M2
   5.727%, 12/25/32(d)                     A        3,500          3,420,293
Master Resecuritization Trust 04-2
   144A 5.25%, 3/28/34(b)                  Baa      4,769          4,548,827
Master Resecuritization Trust 144A
   5%, 3/28/32(b)                          Baa        755            752,859
Master Resecuritization Trust 144A
   4.75%, 7/28/33(b)                       Baa      2,567          2,557,958
Merrill Lynch Mortgage Investors, Inc.
   95-C3, B 7.205%, 12/26/25(d)            AAA(c)   1,156          1,174,293

PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND FUND

Merrill Lynch Mortgage Investors,
   Inc. 96-C1, C 7.42%, 4/25/28            AA(c)    2,000          2,106,486
PNC Mortgage Acceptance Corp. 00-C2,
   A2 7.30%, 10/12/33                      Aaa        250            283,001
Residential Funding Mortgage
   Securities I 96-S8, A4 6.75%,
   3/25/11                                 AAA(c)      21             20,548
Sail Net Interest Margin Notes 04-2A,
   A 144A 5.50%, 3/27/34(b)                BBB(c)   1,502          1,501,174
Sharp SP I LLC Net Interest Margin
   Trust 03-0P1N, NA 144A 4.45%,
   12/25/33(b)                             BBB+(c)  1,997          1,996,343
Sharp SP I LLC Net Interest Margin
   Trust 03-2XSN 144A 7.50%,
   9/25/33(b)                              Baa      1,087          1,065,209
Sharp SP I LLC Net Interest Margin
   Trust 04-1N, 144A 7.50%,
   12/25/33(b)                             Baa      1,461          1,460,887
Sharp SP I LLC Net Interest Margin
   Trust 04-3N 144A 7.25%, 5/25/34(b)      Baa      3,878          3,874,955
Sharp SP I LLC Net Interest Margin
   Trust 04-FM1N, N 144A 6.16%,
   9/25/33(b)                              BBB-(c)  1,349          1,355,342
Sharp SP I LLC Net Interest Margin
   Trust 04-OP1N, NA 144A 5.19%,
   4/25/34(b)                              BBB(c)   2,617          2,616,822
Starwood Commercial Mortgage Trust
   99-C1A, A1 144A 6.60%, 2/3/14(b)        Aaa      1,342          1,432,307
Structured Asset Securities Corp.
Net Interest Margin Trust 03-18,
XS, A 144A 7.50%, 5/28/33(b)               A        1,606          1,601,686
Structured Asset Securities Corp.
   Net Interest Margin Trust 03-25XS,
   A 144A 7.25%, 8/28/33(b)                A          883            881,331
Structured Asset Securities Corp. Net
   Interest Margin Trust 03-28XS 144A
   7.50%, 9/28/33(b)                       A        1,452          1,448,801
Structured Asset Securities Corp. Net
   Interest Margin Trust 03-36, XS
   144A 7.50%, 11/25/33(b)                 A        1,236          1,232,338
Structured Asset Securities Corp. Net
   Interest Margin Trust 03-BC, 1A
   144A 9%, 5/27/33(b)                     BBB-(c)    364            362,735
Structured Asset Securities Corp.
   Net Interest Margin Trust 04-4XS,
   A 144A 6%, 2/28/34(b)                   A+(c)    1,852          1,851,968
Vanderbilt Mortgage Finance 02-C,
   A4 6.57%, 8/7/24                        Aaa      1,360          1,358,926
Washington Mutual 00-1, M3 3.20%,
   1/25/40(d)                              Baa      1,913          1,926,935
----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $127,602,164)                                   126,768,980
----------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--11.3%

AUSTRIA--0.1%
Republic of Austria Series 97 3
   5.75%, 4/11/07                          Aaa        450(g)         579,210

BRAZIL--1.2%
Federative Republic of Brazil
   7.309%, 6/29/09(d)                      B        1,425          1,476,656
Federative Republic of Brazil 8%,
   4/15/14                                 B        3,518          3,319,306
Federative Republic of Brazil DCB-L
   2.125%, 4/15/12(d)                      B        3,765          3,277,653
                                                                ------------
                                                                   8,073,615
                                                                ------------

BULGARIA--0.4%
Republic of Bulgaria RegS 8.25%,
   1/15/15                                 Ba       1,225          1,460,813
Republic of Bulgaria Series IAB PDI
   2.75%, 7/28/11(d)                       Ba         910            910,000
                                                                ------------
                                                                   2,370,813
                                                                ------------

CANADA--0.3%
Province of Ontario 5.50%, 10/1/08         Aa       2,000          2,123,920

CHILE--0.8%
Republic of Chile 5.625%, 7/23/07          Baa      1,250          1,311,500
Republic of Chile 2.062%, 1/28/08(d)       Baa      4,000          4,030,000
                                                                ------------
                                                                   5,341,500
                                                                ------------

COLOMBIA--1.3%
Republic of Colombia 11.375%, 1/31/08      Ba       2,150(g)       2,963,821
Republic of Colombia 8.625%, 4/1/08        Ba       1,500          1,631,250
Republic of Colombia 9.75%, 4/23/09        Ba       3,500          3,850,000
                                                                ------------
                                                                   8,445,071
                                                                ------------

COSTA RICA--0.1%
Republic of Costa Rica 144A 6.914%,
   1/31/08(b)                              Ba       1,000          1,005,000

PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND FUND

CROATIA--0.2%
Republic of Croatia 7%, 3/28/05            Baa      1,250(g)       1,545,569

INDONESIA--0.1%
Republic of Indonesia 7.75%, 8/1/06        B          800            838,000

MEXICO--0.6%
United Mexican States 2.29%, 1/13/09(d)    Baa      4,000          4,056,000

PANAMA--0.4%
Republic of Panama 8.25%, 4/22/08          Ba       2,500          2,743,750

PERU--0.6%
Republic of Peru 8.375%, 5/3/16            Ba         500            477,500
Republic of Peru 9.125%, 1/15/08           Ba       3,000          3,315,000
                                                                ------------
                                                                   3,792,500
                                                                ------------

PHILIPPINES--0.5%
Republic of Philippines 8.375%, 2/15/11    Ba       3,225          3,265,313

RUSSIA--1.7%
Ministry Finance of Russia Series VI
   3%, 5/14/06                             Ba       4,500          4,359,375
Russian Federation RegS 10%, 6/26/07       Baa      3,750          4,218,750
Russian Federation RegS 8.25%, 3/31/10     Baa      2,250          2,424,231
                                                                ------------
                                                                  11,002,356
                                                                ------------

SOUTH AFRICA--0.1%
Republic of South Africa 5.25%, 5/16/13    Baa        500(g)         593,697

TURKEY--1.3%
Republic of Turkey 10.50%, 1/13/08         B        3,600          4,000,500
Republic of Turkey 11.75%, 6/15/10         B          500            588,750
Republic of Turkey 9%, 6/30/11             B        1,700          1,793,500
Republic of Turkey RegS 10%, 9/19/07       B        2,000          2,209,980
                                                                ------------
                                                                   8,592,730
                                                                ------------

UKRAINE--0.9%
Government of Ukraine 144A 6.875%,
   3/4/11(b)                               B        3,000          2,865,000
Ukraine Government 144A 5.33%,
   8/5/09(b) (d) (i)                       B        3,000          3,030,000
                                                                ------------
                                                                   5,895,000
                                                                ------------

VENEZUELA--0.7%
Republic of Venezuela 5.375%, 8/7/10       Caa      5,800          4,808,467
----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $73,774,978)                                     75,072,511
----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(e)--8.1%

BERMUDA--0.4%
Oil Insurance Ltd. 144A 5.15%,
   8/15/33(b) (d)                          A        2,300          2,304,846

BRAZIL--0.5%
Petrobras International Finance Co.
   9.125%, 7/2/13                          Ba       1,900          1,995,000
Vale Overseas Ltd. Series B 8.625%,
   3/8/07                                  Baa      1,000          1,087,500
                                                                ------------
                                                                   3,082,500
                                                                ------------

CANADA--0.3%
Methanex Corp. 7.75%, 8/15/05              Ba         500            522,500
Nova Chemicals Corp. 6.50%, 1/15/12        Ba         700            700,000
Thomson Corp. (The) 4.25%, 8/15/09         A        1,000            993,239
                                                                ------------
                                                                   2,215,739
                                                                ------------

GERMANY--0.8%
Aries Vermogensverwaltung 144A 5.368%,
   10/25/07(b) (d)                         Ba       1,000          1,225,620
Deutsche Telekom International
   Finance BV 8.25%, 6/15/05               Baa        500            524,253
Deutsche Telekom International
   Finance BV 3.875%, 7/22/08              Baa      1,000            989,989
European Investment Bank 6%, 7/15/05       Aaa      3,500(f)       2,465,179
                                                                ------------
                                                                   5,205,041
                                                                ------------

HONG KONG--0.3%
Hutchison Whampoa International Ltd.
   144A 5.45%, 11/24/10(b)                 A        2,000          1,987,102

IRELAND--0.2%
Smurfit Capital Funding plc 6.75%,
   11/20/05                                B        1,500          1,552,500

ITALY--0.3%
Telecom Italia Capital SA 144A 4%,
   11/15/08(b)                             Baa      2,000          1,976,586

PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND FUND

KAZAKHSTAN--0.9%
Kazkommerts International BV 144A
   10.125%, 5/8/07(b)                      Baa        750            828,750
Kazkommerts International BV 144A
   8.50%, 4/16/13(b)                       Baa      1,000          1,002,500
Kazkommerts International BV RegS
   10.125%, 5/8/07                         Baa      2,250          2,486,250
TuranAlem Finance BV 144A 7.875%,
   6/2/10(b)                               Baa      1,500          1,485,000
                                                                ------------
                                                                   5,802,500
                                                                ------------

LUXEMBOURG--0.4%
Lighthouse International Co. SA 144A
   8%, 4/30/14(b)                          B        2,500(g)       2,897,002

MALAYSIA--0.4%
Malaysia International Shipping Corp.
   Capital Ltd. 144A 5%, 7/1/09(b)         Baa      2,800          2,839,872

MEXICO--0.7%
America Movil SA de CV 144A 2.285%,
   4/27/07(b) (d)                          Baa      3,000          2,970,000
America Movil SA de CV 144A 4.125%,
   3/1/09(b)                               Baa      1,250          1,190,868
Grupo Televisa SA 8.625%, 8/8/05           Baa        500            528,750
                                                                ------------
                                                                   4,689,618
                                                                ------------

PHILIPPINES--0.2%
Philippine Long Distance Telephone
   Co. 7.85%, 3/6/07                       Ba       1,000          1,034,250

QATAR--0.6%
Ras Laffan Liquefied Natural Gas Co.,
   Ltd. 144A 3.437%, 9/15/09(b)            Baa      4,000          3,920,200

SOUTH KOREA--0.8%
Korea Development Bank 4.25%, 11/13/07     A        1,000          1,004,135
Korea Development Bank 3.875%, 3/2/09      A        3,000          2,906,112
Korea Electric Power Corp.144A 4.25%,
   9/12/07(b)                              A        1,500          1,506,359
                                                                ------------
                                                                   5,416,606
                                                                ------------

UNITED KINGDOM--0.5%
British Telecommunications plc 8.375%,
   12/15/10                                Baa      3,000          3,535,788

UNITED STATES--0.6%
Tyco International Group SA 6.375%,
   2/15/06                                 Baa      1,750          1,836,959
Tyco International Group SA 6.125%,
   1/15/09                                 Baa      2,000          2,142,086
                                                                ------------
                                                                   3,979,045
                                                                ------------

VENEZUELA--0.2%
Corp Andina de Fomento 5.20%, 5/21/13      A        1,000            978,122
----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $53,370,668)                                     53,417,317
----------------------------------------------------------------------------

DOMESTIC CONVERTIBLE BONDS--0.4%

ELECTRONIC EQUIPMENT MANUFACTURERS--0.3%
SCI Systems, Inc. Cv. 3%, 3/15/07          B        2,000          1,877,500

HEALTH CARE FACILITIES--0.1%
Province Healthcare Co. Cv. 4.50%,
   11/20/05                                B-(c)    1,000          1,007,500
----------------------------------------------------------------------------
TOTAL DOMESTIC CONVERTIBLE BONDS
(IDENTIFIED COST $2,893,541)                                       2,885,000
----------------------------------------------------------------------------

CREDIT LINKED NOTES--0.5%

OTHER FOREIGN GOVERNMENT--0.5%
Deutsche Bank AG London Federative
   Republic of Brazil 8.17%, 8/20/05(d)    NR       3,000          3,163,200
----------------------------------------------------------------------------
TOTAL CREDIT LINKED NOTES
(IDENTIFIED COST $3,000,000)                                       3,163,200
----------------------------------------------------------------------------

TARGETED RETURN INDEX SECURITIES--0.2%

Lehman Brothers Targeted Return Index
   Securities Trust Series 5-2002 144A
   5.94%, 1/25/07(b) (d)                   A        1,338          1,404,525
----------------------------------------------------------------------------
TOTAL TARGETED RETURN INDEX SECURITIES
(IDENTIFIED COST $1,338,459)                                       1,404,525
----------------------------------------------------------------------------

TOTAL INVESTMENTS--97.7%                                         647,353,255(a)
(IDENTIFIED COST $646,399,641)

Other assets and liabilities, net--2.3%                           15,121,850
                                                                ------------
NET ASSETS--100.0%                                              $662,475,105
                                                                ============


(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $7,349,480 and gross depreciation of $7,675,932 for federal income tax purposes. At July 31, 2004, the aggregate cost of securities for federal income tax purposes was $647,679,707.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, these securities amounted to a value of $151,119,066 or 22.8% of net assets.
(c) As rated by Standard & Poor's or Fitch.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e) Foreign Corporate Bonds are determined based on the country in which the security is issued. The country of risk, noted in the header, is determined based on a combination of the following criteria: country of incorporation, actual building address, primary exchange on which security is traded, and country in which the greatest percentage of company revenue is generated.
(f) Par value represents Australian Dollar.
(g) Par value represents Euro.
(h) All or a portion segregated as collateral for swaps and delayed delivery transactions.
(i) This security has a delayed delivery settlement date.

----------------------------------------------------------------------------

NOTE 1:

At July 31, 2004, the Fund had the following credit default swap agreement outstanding:

                                                                   Unrealized
                                                                  Appreciation
Notional Amount                                                   (Depreciation)
---------------                                                   --------------

$(3,000,000)      Agreement with Deutsche Bank dated
                  October 28, 2003 terminating on August
                  20,2005, to pay 3.60% per year times the
                  notional amount. The Fund receives only
                  upon a default event of Deutsche Bank
                  Cin Federative Republic of Brazil the
                  notional amount times the difference
                  between the par value and the market
                  value of Deutsche Bank Cin Federative
                  Republic of Brazil 8.19%, bond due
                  August 20, 2005.                                  ($58,763)
                                                                    ---------


--------------------------------------------------------------------------------

NOTE 2:

At July 31, 2004, the Fund had entered into the following forward currency contract which contractually obligates the Fund to receive currency at the specified date:

                                                                                Net Unrealized
Contract to Receive     In Exchange for     Settlement Date     Value           Appreciation (Depreciation)
-------------------     ---------------     ---------------     -----           ---------------------------
EUR 3,250,000           USD $4,027,790      8/16/04             $(3,910,532)    $117,258

EUR Euro
USD United States Dollar


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Phoenix Multi-Series Trust
             -------------------------------------------------------------------

By (Signature and Title)*           /s/ Philip R. McLoughlin
                         -------------------------------------------------------
                                    Philip R. McLoughlin, Chairman
                                    (principal executive officer)

Date            September 28, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ Philip R. McLoughlin
                         -------------------------------------------------------
                                    Philip R. McLoughlin, Chairman
                                    (principal executive officer)

Date            September 28, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*           /s/ Nancy G. Curtiss
                         -------------------------------------------------------
                                    Nancy G. Curtiss, Treasurer
                                    (principal financial officer)

Date            September 28, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.